Costs incurred and estimated earnings net of billings on uncompleted contracts	12 Months Ended
Dec. 31, 2013
Contractors [Abstract]
Costs incurred and estimated earnings net of billings on uncompleted contracts
Costs incurred and estimated earnings net of billings on uncompleted contracts

	December 31, 2013	December 31, 2012
Costs incurred and estimated earnings on uncompleted contracts	$533,837	$404,323
Less billings to date	(508,026)	(367,378)
	$25,811	$36,945

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	December 31, 2013	December 31, 2012
Unbilled revenue	$32,168	$80,223
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(6,357)	(9,755)
	$25,811	$70,468

Unbilled revenue related to discontinued operations amounted to $nil (December 31, 2012– $33,523).
An amount of $14,381 (December 31, 2012 – $16,733) is recognized within unbilled revenue relating to a single long-term customer contract, whereby the normal operating cycle for this project is greater than one year. As described in note 2(b) the estimated balances within unbilled revenue are subject to uncertainty concerning ultimate realization.